Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2018
Mineral Property Interests
Schedule of mineral property interests
	Canada						USA
	British Columbia				Nunavut		Nevada
	New Polaris	Windfall Hills	FG Gold	Princeton	Hard Cash	Nigel	Fondaway Canyon	Corral Canyon	Other	Total
	(Note 9(a)(i))	(Note 9(a)(ii))	(Note 9(a)(iii))	(Note 9(a)(iv))	(Note 9(a)(v))	(Note 9(a)(v))	(Notes 7(b) and 9(b)(i))	(Note 9(b)(ii))	(Note 9(c))

Acquisition Costs:

Balance, December 31, 2016	$3,858	$349	$19	$-	$-	$-	$-	$-	$-	$4,226
Acquisition of subsidiary	-	-	-	-	-	-	2,183	-	-	2,183
Additions, net of recoveries	6	-	28	-	-	-	44	-	-	78
Foreign currency translation adjustment	11	25	1	-	-	-	(54)	-	-	(17)
Write off	-	-	(48)	-	-	-	-	-	-	(48)
Balance, December 31, 2017	3,875	374	-	-	-	-	2,173	-	-	6,422
Additions, net of recoveries	6	-	-	-	9	2	12	23	10	62
Foreign currency translation adjustment	7	(30)	-	-	-	-	(175)	-	-	(198)
Balance, December 31, 2018	$3,888	$344	$-	$-	$9	$2	$2,010	$23	$10	$6,286

Deferred Exploration Expenditures:

Balance, December 31, 2016	$5,817	$447	$6	$-	$-	$-	$-	$-	$-	$6,270
Additions, net of recoveries	27	44	14	-	-	-	1,090	-	-	1,175
Foreign currency translation adjustment	587	31	1	-	-	-	-	-	-	619
Write off	-	-	(21)	-	-	-	-	-	-	(21)
Balance, December 31, 2017	6,431	522	-	-	-	-	1,090	-	-	8,043
Additions, net of recoveries	88	150	-	69	120	-	351	1	-	779
Foreign currency translation adjustment	(741)	(42)	-	-	-	-	(88)	-	-	(871)
Balance, December 31, 2018	$5,778	$630	$-	$69	$120	$-	$1,353	$1	$-	$7,951

Mineral property interests:
Balance, December 31, 2017	$10,306	$896	$-	$-	$-	$-	$3,263	$-	$-	$14,465
Balance, December 31, 2018	9,666	974	-	69	129	2	3,363	24	10	14,237

Schedule of expenditure options
	Cash	Exploration	Cash	Annual	Number of
	Payments	Expenditures	Payments	Payments	Shares
	(CADS$000)	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 9(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	$-	150,000

Fondaway Canyon (Notes 7(b) and 9(b)(i)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	-	2,000	-	-

Windfall Hills (Note 9(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-	-
Reduction of net smelter return of 2% to 1%	-	-	500	-	-

Princeton (Note 9(a)(iv)):
On or before:
January 31, 2019 (expended)	-	1	-	-	-
December 31, 2019	-	340	-	-	-
December 31, 2020	-	460	-	-	-
Buyout provision for net smelter return of 1%	1,000	-	-	-	-
Reduction of net smelter return of 2% to 1%	1,000	-	-	-	-

Hard Cash and Nigel (Note 9(a)(v)):
On or before:
November 23, 2019	20	-	-	-	200,000
November 23, 2020	30	-	-	-	300,000
November 23, 2021	40	-	-	-	400,000
November 23, 2022	50	-	-	-	500,000
Reduction of net smelter return of 2% to 1%	1,000	-	-	-	-

Other (Note 9(c)):
Success fee	-	-	10	-	-

	$4,140	$801	$2,510	$35	1,550,000